Selected Quarterly Financial Data Selected Quarterly Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information
Capital Expenditures	$ 25,737	$ 36,579	$ 12,982	$ 75,298	$ 8,950
Tesoro Logistics LP
Segment Reporting Information
Capital Expenditures	12,502	9,209	4,852	26,563
Anacortes Rail Facility Acquisition
Segment Reporting Information
Capital Expenditures	13,235	27,370	8,130	48,735
Crude Oil Gathering
Segment Reporting Information
Capital Expenditures	4,219	6,328	2,621	13,168	406
Crude Oil Gathering | Tesoro Logistics LP
Segment Reporting Information
Capital Expenditures	4,219	6,328	2,621	13,168
Crude Oil Gathering | Anacortes Rail Facility Acquisition
Segment Reporting Information
Capital Expenditures	0	0	0	0
Terminalling, Transportation and Storage
Segment Reporting Information
Capital Expenditures	21,518	30,251	10,361	62,130	8,544
Terminalling, Transportation and Storage | Tesoro Logistics LP
Segment Reporting Information
Capital Expenditures	8,283	2,881	2,231	13,395
Terminalling, Transportation and Storage | Anacortes Rail Facility Acquisition
Segment Reporting Information
Capital Expenditures	$ 13,235	$ 27,370	$ 8,130	$ 48,735